Disclosure of financial instruments and management of financial risks - Maturity profile of the group's financial liabilities based on contractual undiscounted payments (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments and management of financial risks
Contractual commitments		€ (3,269)
Lease liabilities	€ (49,302)	(53,656)
Other liabilities and provisions	(31,501)	(88,117)
Trade and other payables	(17,272)	(48,033)
Total	(98,075)	(193,075)
Less than 1 year
Disclosure of financial instruments and management of financial risks
Contractual commitments		(3,269)
Lease liabilities	(7,405)	(7,254)
Other liabilities and provisions	(31,501)	(88,117)
Trade and other payables	(17,272)	(48,033)
Total	(56,178)	(146,673)
1 to 5 years
Disclosure of financial instruments and management of financial risks
Lease liabilities	(22,332)	(23,581)
Total	(22,332)	(23,581)
Greater than 5 years
Disclosure of financial instruments and management of financial risks
Lease liabilities	(19,565)	(22,821)
Total	€ (19,565)	€ (22,821)